Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
Adviser | LKCM Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM SMALL-MID CAP EQUITY FUND (Adviser Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2015.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $10 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

		The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), rights and warrants.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. There is no assurance that the Fund will achieve its investment objective. Investments in the Fund also are subject to the following principal risks:

  Equity Securities Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The Fund’s investments in equity securities may include ADRs, common stocks, securities convertible into common stock (“convertible securities”), preferred stocks, REITs, rights and warrants.

ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.

Common Stock – Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Convertible Securities – Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates and may be subordinate to debt securities of an issuer upon the liquidation or bankruptcy of the issuing company.

Preferred Stock – Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be subordinate to debt securities of an issuer upon the liquidation or bankruptcy of the issuing company.

REITs – Investments in REITs are subject to the risks associated with the real estate industry, adverse governmental actions, declines in property and real estate values, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Rights and Warrants – Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

  Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

  Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

  Market Risk – Factors that affect markets in general, including political, regulatory, market and economic developments and other developments that impact specific economic sectors, industries and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Turbulence in financial markets and reduced liquidity in credit, fixed-income, or equity markets may negatively affect many issuers worldwide which could adversely affect the Fund. There is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

  Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or a decline in the value of the issuer’s business and assets.

  Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an index of funds with similar investment objectives. The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus. The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on May 2, 2011 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities. However, the Adviser Class shares have different expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of 12/31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns

12.26%	3rd quarter, 2013
-6.85%	3rd quarter, 2014

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus. The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on May 2, 2011 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities. However, the Adviser Class shares have different expenses than the Institutional Class shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Adviser | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1],[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	439
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,718
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	439
5 Years	rr_ExpenseExampleNoRedemptionYear05	773
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Adviser | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2012	rr_AnnualReturn2012	9.26%
2013	rr_AnnualReturn2013	33.99%
2014	rr_AnnualReturn2014	(4.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.85%)
One Year	rr_AverageAnnualReturnYear01	(4.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Adviser | LKCM Small-Mid Cap Equity Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Adviser | LKCM Small-Mid Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Adviser | LKCM Small-Mid Cap Equity Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Adviser | LKCM Small-Mid Cap Equity Fund | Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending December 31, 2015.
[2]	Luther King Capital Management Corporation ("Adviser"), the Fund's investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through April 30, 2016 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.25%. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses. The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.